Capital and Funding - Summary of Share Capital (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Conversion rate for ordinary shares nominal value	€ 1.121	€ 5.143
Description of conversion of currency	The ordinary share capital of PLC is now translated using the conversion rate at 29 November 2020 of £1 = € 1.121.
Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.16
Ordinary Shares [member] | Unilever PLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,629,243,772	1,168,530,650
Cancellation of shares		18,660,634
Ordinary Shares [member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Number of shares issued		1,460,714,804
Cancellation of shares		254,012,896
Ordinary Special Shares [member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 428.57
Number of shares issued		2,400
Deferred Stock [Member] | Unilever PLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued		100,000
Deferred Stock [Member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 1
Special Shares [Member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,400
Shares Issued to NV Shareholders [member] | Unilever PLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,460,713,122